Provisions for employees' benefits - Plan assets of pension and pension (Details) - Pension Trust - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Assets of benefit plan	$ 12,712,853	$ 12,352,511
Floating interest rate
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	823,977	653,828
Local currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,899,787	2,219,634
Foreign currency
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	870,859	691,658
Bonds issued by the national government
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	4,301,961	4,307,972
Bonds of private entities
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	3,122,630	2,910,071
Other public bonds
Disclosure of defined benefit plans [line items]
Debt instruments, amount contributed to fair value of plan assets	1,082,815	1,014,663
Bonds of foreign entities
Disclosure of defined benefit plans [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 610,824	$ 554,685